Organization and Business Description (Details)							12 Months Ended
	Mar. 20, 2026 USD ($)	Jul. 27, 2025 USD ($)	Nov. 15, 2024 shares	Jul. 20, 2022 USD ($)	Jul. 20, 2022 JPY (¥)	Jan. 13, 2022 shares	Mar. 31, 2026 shares	May 15, 2025	Jul. 01, 2023	Jun. 30, 2023	Jan. 04, 2023	Oct. 26, 2022	Jul. 27, 2022
Organization and Business Description [Line Items]
Date of incorporation of entity							Dec. 28, 2006
Offers stock keeping units (in Shares)			625,000			6,250,000
Acquisition Under Common Control [Member]
Organization and Business Description [Line Items]
Total consideration cost				$ 2,842,173	¥ 392,673,800
Kaika International Co., Ltd [Member]
Organization and Business Description [Line Items]
Equity interest percentage									100.00%	100.00%
Tokyo Lifestyle Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage	100.00%	100.00%		100.00%	100.00%			51.00%					100.00%
Total consideration cost | $	$ 30,000	$ 30,000
Reiwatakiya [Member]
Organization and Business Description [Line Items]
Equity interest percentage											40.00%	60.00%
Reiwatakiya [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Equity interest percentage												40.00%
Seas Global Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage				100.00%	100.00%							60.00%
Tokyo Lifestyle Holding Inc [Member]
Organization and Business Description [Line Items]
Equity interest percentage												60.00%
Tokyo Lifestyle Holding Inc [Member] | Board of Directors [Member]
Organization and Business Description [Line Items]
Equity interest percentage											40.00%
Beauty products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							69,300
Health products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							28,600
Sundry Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							70,100
Electronic Products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							2,100
Luxury products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							3,500
Collectible Cards and Trendy Toys [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							6,800
Other products [Member]
Organization and Business Description [Line Items]
Offers stock keeping units (in Shares)							17,700